Risk Management - Summary of Fair Value Measurement of Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	₩ 435,107	₩ 358,559	[1]
Derivative assets	661,447	172,910
Financial assets at fair value through profit or loss	1,032,864	1,881,382
At fair value
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	435,107	358,559
Derivative assets	647,783	166,413
Financial assets at fair value through profit or loss	1,032,864	1,881,382
Total	2,115,754	2,406,354
At fair value | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	273,826	194,670
Derivative assets	0	0
Financial assets at fair value through profit or loss	0	0
Total	273,826	194,670
At fair value | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Derivative assets	647,783	166,413
Financial assets at fair value through profit or loss	1,027,067	1,875,690
Total	1,674,850	2,042,103
At fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	161,281	163,889
Derivative assets	0	0
Financial assets at fair value through profit or loss	5,797	5,692
Total	₩ 167,078	₩ 169,581

[1]	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.